Long term debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of long term debt

	Note	December 31, 2020	December 31, 2019
Credit Facility	7(a)	$220,000	$190,000
Convertible debentures	7(b)	55,000	94,031
Mortgages		21,206	21,739
Financing obligations	7(c)	51,118	15,435
Promissory notes	7(d)	12,726	14,648
Unamortized deferred financing costs	7(e)	(2,196)	(3,896)
		$357,854	$331,957
Less: current portion of long-term debt		(16,307)	(18,514)
		$341,547	$313,443

	December 31, 2020	December 31, 2019
Cost	$2,784	$4,918
Accumulated amortization	588	1,022
	$2,196	$3,896

Schedule of convertible debt
Due to the November 1, 2019 reorganization of the NL Partnership, amounts outstanding under the Nuna Credit Facility as at December 31, 2019 are now included in investments in affiliates and joint ventures on the Consolidated Balance Sheets (note 10).
b) Convertible debentures

	December 31, 2020	December 31, 2019
5.00% convertible debentures	$55,000	$55,000
5.50% convertible debentures	—	39,031
	$55,000	$94,031
The terms of the convertible debentures are summarized as follows:

	Date of issuance	Maturity	Conversion price	Share equivalence per $1000 debenture	Debt issuance costs
5.00% convertible debentures	March 20, 2019	March 31, 2026	$26.25	$38.0952	$2,691